Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of fair value of warrants

Expected term (years)	2.74
Expected volatility	216%
Expected dividends	0%
Risk free interest rate	3.59%

Expected term (years)	2.74
Expected volatility	216%
Expected dividends	0%
Risk free interest rate	3.59%

Schedule of notes payable to related party

	Note Payable #1	Note Payable #2	Note Payable #3	Note Payable #4
Terms	Related Party	Related Party	Related Party	Related Party

Issuance dates of notes	August 2022	April 2023	August 2024	February 2025
Maturity date	December 2025	March 2025	December 2024	March 2025
Interest rate	10%	8%	0%	0%
Imputed interest rate	N/A	N/A	8%	8%
Default interest rate	20%	20%	20%	None
Collateral	PET-CT Imaging Device	PET-CT Imaging Device	PET-CT Imaging Device	Unsecured

					Total
Balance - December 31, 2023	1,200,000	218,325	—	—	1,418,325
Proceeds from issuance of note	—	—	100,000	—	100,000
Repayments	—	(100,000)	—	—	(100,000)
Amortization of debt discount	—	31,675	—	—	31,675
Balance - December 31, 2024	1,200,000	150,000	100,000	—	1,450,000
Proceeds from issuance of note	—	—	—	100,000	100,000
Repayments	—	(150,000)	(100,000)	(100,000)	(350,000)
Balance - September 30, 2025	$1,200,000	$—	$—	$—	$1,200,000

	Note Payable #1	Note Payable #2	Note Payable #3
Terms	Related Party	Related Party	Related Party
Issuance dates of notes	August 2022	April 2023	August 2024
Maturity date	December 2025	March 2025	December 2024
Interest rate	10%	8%	0%
Imputed interest rate	N/A	N/A	8%
Default interest rate	20%	20%	20%
Collateral	PET-CT Imaging Device	PET-CT Imaging Device	PET-CT Imaging Device

				Total
Balance - December 31, 2022	$1,161,728	$—	$—	$1,161,728
Proceeds from issuance of note	—	500,000	—	500,000 *
Repayments	—	(250,000)	—	(250,000)
Debt discount (100,000 warrants)	—	(126,699)	—	(126,699)
Amortization of debt discount	38,272	95,024	—	133,296
Balance - December 31, 2023	1,200,000	218,325	—	1,418,325
Proceeds from issuance of note	—	—	100,000	100,000
Repayments	—	(100,000)	—	(100,000)
Amortization of debt discount	—	31,675	—	31,675
Balance - December 31, 2024	$1,200,000	$150,000	$100,000	$1,450,000

Schedule of notes payable

Terms	Note Payable #1

Issuance date of note	September 2024
Maturity date	December 2024
Interest rate (imputed)	8%
Default interest rate	20%
Collateral	PET-CT Imaging Device

Balance - December 31, 2023	—
Proceeds from issuance of note	300,000
Conversion to common stock	(300,000)
Balance - December 31, 2024	$—

Terms	Note Payable #1

Issuance date of note	September 2024
Maturity date	December 2024
Interest rate (imputed)	8%
Default interest rate	20%
Collateral	PET-CT Imaging Device

Balance - December 31, 2023	—
Proceeds from issuance of note	300,000
Conversion to common stock	(300,000)
Balance - December 31, 2024	$—